Subsequent Events (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Distributions to Stockholders and OP Unit Holders
Distributions paid to stockholders and OP unit holders of record subsequent to March 31, 2018, were as follows (in thousands):

Month	Date of Record	Distribution Rate	Date Distribution Paid	Gross Amount of Distribution Paid	Distribution Reinvested through the DRIP	Net Cash Distribution
March	3/15/2018	$0.05583344	4/2/2018	$12,813	$4,119	$8,694
April	4/16/2018	$0.05583344	5/1/2018	12,834	4,015	8,819

The following is a summary of our dividends paid deduction for the years ended December 31, 2017, 2016, and 2015 (in thousands):

	2017	2016	2015
Distributions paid to common stockholders	$123,100	$123,004	$123,119
Non-dividend distributions	(84,419)	(89,301)	(88,204)
Total dividends paid deduction attributable to earnings and profits	$38,681	$33,703	$34,915